BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 741,728	$ 492,729
Due from others	5,987	5,289
Due from others - related party	97,730
N/R other	100,000	100,000
Prepaid assets	3,337	22,010
Total current assets	948,782	620,028
Disposal group held for sale of discontinued operations		1,481,071
Oil and gas properties at cost, full-cost method of accounting
Unproved	517,113	150,001
Proved	1,972,532
Other	23,349	11,576
Total property and equipment	2,512,994	161,577
Less accumulated depreciation and amortization	(2,419)	(449)
Net property and equipment	2,510,575	161,128
Long-term assets
Escrow	55,122	55,081
Other	13,642
Total Long-term assets	68,764	55,081
Total assets	3,528,121	2,317,308
Current liabilities
Trade accounts payable	167,661	4,427
Accrued liabilities, related party	227,784	15,000
Accrued liabilities	30,400	22,680
Deposits payable	186,880
Note payable	2,001	7,003
Total current liabilities	614,726	49,110
Disposal group held for sale payables of discontinued operations		7,745
Total liabilities	614,726	56,855
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred shares, no par value, 25,000,000 shares authorized; no shares issued and outstanding
Common shares, $0.001 par value, 100,000,000 shares authorized; 11,419,811 and 10,799,339 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	11,420	10,799
Additional paid in capital	4,675,123	3,230,941
Accumulated deficit	(1,773,148)	(981,287)
Total stockholders' equity	2,913,395	2,260,453
Total liabilities and stockholders' equity	$ 3,528,121	$ 2,317,308